INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ 234	$ 167	$ 175
Origination and reversal of temporary differences	59	67	89
Change in tax rates or the imposition of new taxes	96	27	0
Deferred tax assets not recognized	16	8	8
Total income tax expense	405	269	272
Net income before income tax and non-controlling interests	432	37	842
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	179	70	267
Change in tax rates and new legislation	96	27	0
International operations subject to different tax rates	(2)	(3)	(3)
Taxable income attributable to non-controlling interests	(4)	(5)	(6)
Portion of gains subject to different tax rates	(37)	0	8
Deferred tax assets not recognized	16	8	8
Foreign exchange	2	17	0
Non-deductible dividends on exchangeable shares	30	18	0
Non-deductible remeasurement adjustments on exchangeable and class B shares	119	136	0
Permanent differences and other	6	1	(2)
Income tax expense recognized in profit or loss	$ 405	$ 269	$ 272